Taxes	6 Months Ended
Jun. 30, 2018
Text block1 [abstract]
Taxes
19.	Taxes

19.1.	Income taxes and other taxes

Income taxes	Current assets		Current liabilities		Non-current liabilities
	06.30.2018	12.31.2017	06.30.2018	12.31.2017	06.30.2018	12.31.2017
Taxes in Brazil
Income taxes	441	442	360	39	—	—
Income taxes—Tax settlement programs	—	—	54	228	565	671

	441	442	414	267	565	671

Taxes abroad	30	37	13	32	—	—

Total	471	479	427	299	565	671

Other taxes	Current assets		Non-current assets		Current liabilities		Non-current liabilities (*)
	06.30.2018	12.31.2017	06.30.2018	12.31.2017	06.30.2018	12.31.2017	06.30.2018	12.31.2017
Taxes in Brazil
Current / Deferred ICMS (VAT)	885	934	557	707	894	1,021	—	—
Current / Deferred PIS and COFINS	792	820	1,958	2,282	651	820	—	—
CIDE	13	14	—	—	50	104	—	—
Production taxes	—	—	—	—	1,999	1,605	—	—
Withholding income taxes	—	—	—	—	79	157	—	—
Tax Settlement Program (**)	—	—	—	—	261	648	—	—
Others	158	170	66	72	129	165	93	86

Total in Brazil	1,848	1,938	2,581	3,061	4,063	4,520	93	86
Taxes abroad	17	20	15	14	28	28	—	—

Total	1,865	1,958	2,596	3,075	4,091	4,548	93	86

(*)	Other non-current taxes are classified as other non-current liabilities.
(**)	It includes the amount of US$ 2 relating to refinancing program (REFIS) from previous periods.
19.2.	Brazilian federal settlement programs

In 2017, the Company joined certain settlement programs created by the Brazilian Federal Government, which enabled the settlement of significant disputes in which the Company was a defendant, with certain benefits, such as the use of tax loss carry forwards and reduction in interests, penalties and related charges. The settlement of disputes involving Brazilian Federal Tax Authorities, Brazilian Federal Agencies and similar bodies reduced tax disputes amounting to US$ 11,552 as shown below:

Provisional measures	Signed into law	Brazilian federal settlement programs	Disputes	Amount of relief	Debts
766	—	Tax Settlement Program—PRT (*)	502	—	502
783	13.496	Special Tax Settlement Program—PERT	2,203	1,001	1,202
780	13.494	Non-Tax Debts Settlement Program—PRD	340	113	227
795	13.586	Withholding income tax on remittances for payment of charter of vessels	8,507	7,976	531

			11,552	9,090	2,462

(*)	Benefit of using tax loss carryforwards to sttle 80% of the debt.

Detailed information on those settlement programs are presented in note 21.2 to the Company’s audited financial statements ended December 31, 2017.

The balances of respective liabilities carried on the statement of financial position as of June 30, 2018 are shown below:

	12.31.2017	Payments	Use of tax loss carryforwards	Inflation indexation	Others	CTA	06.30.2018
PRT
Income taxes	153	—	(140)	—	—	(11)	2
Other taxes	—	—	—	—	—	—	—

Total	153	—	(140)	—	—	(11)	2

PERT
Income taxes	744	(29)	—	25	(18)	(103)	619
Others taxes	40	(60)	—	2	17	1	—

	784	(89)	—	27	(1)	(102)	619

PRD
Production taxes	87	(95)	—	2	5	1	—
Law 13.586/17
Withholding income tax	521	(226)	—	12	2	(49)	260

Total	1,545	(410)	(140)	41	6	(161)	881

Current							316
Non-current							565

The following table presents the settlement years of the outstanding amounts under these programs:

	2018	2019	2020	2021	2022	2023 onwards	Total
PRT	—	2	—	—	—	—	2
PERT	27	53	53	53	53	380	619
Law 13.586/17	260	—	—	—	—	—	260

Total	287	55	53	53	53	380	881

19.3.	Tax amnesty programs – State Tax (Programas de Anistias Estaduais)

In the first half of 2018, the Company elected to settle in cash VAT (ICMS) tax disputes by joining states amnesty settlement programs and taking advance of their reliefs, as shown below:

State	State Law/ Decree n°	Benefits received	Debts	Reduction Benefit	Amount to be paid after benefit (*)
TO	3.346/18	Reduction of 90% of debts from fines and interest.	5	3	2
RN	10.341/18 27.679/18	Reduction of 95% of fines, 80% of the interest and 50% of Vat tax forgiveness.	206	176	30

Total			211	179	32

(*)	Amounts recognized as other taxes

19.4.	New Taxation Model for the Oil and Gas Industry

On December 28, 2017, the Brazilian federal government enacted Law No. 13,586, which outlines a new taxation model for the oil and gas industry and, along with the Decree 9,128/2017, establishes a new special regime for exploration, development and production of oil, gas and other liquid hydrocarbons named Repetro-Sped.

Due to the application of this new model, the Company expects greater legal stability in the oil and gas industry in Brazil, which may encourage higher investments and reduce the number of litigations involving the industry players.

Regarding the Repetro-Sped, this regime enhances the former Repetro (Special Customs Regime for the Export and Import of Goods designated to Exploration and Production of Oil and Natural Gas Reserves), notably providing for tax relief over goods permanently held in Brazil in addition to the previous relief related to temporary admissions. Therefore, we are assessing transfers in the ownership of certain oil and gas assets from foreign subsidiaries to the parent company in Brazil. The regime will expire in December, 2040.

Following the creation of Repetro-Sped, the Brazilian states, pursuant to a decision of the Brazilian National Council of Finance Policies (CONFAZ), agreed to allow tax incentives relating to VAT (ICMS) to the extent each state enacts its specific regulation providing for the tax relief on oil and gas industry.

At the date of issue of these unaudited interim financial statements, the states enacting new regulations governing the VAT tax incentives authorized by the Brazilian Federal Government were: Rio de Janeiro, São Paulo, Bahia, Rio Grande do Norte, Espírito Santo, Sergipe, Amazonas, Ceará, Minas Gerais and Piaui.

For additional information on the main provisions under Law 13,586/17, Decree 9,128 /17 and VAT (ICMS) tax incentives over the Repetro-Sped, see notes 21.4.1 and 21.4.2 to the audited financial statements for the year ended December 31, 2017.

19.5.	Deferred income taxes—non-current

a)	The changes in the deferred income taxes are presented as follows:

Income taxes in Brazil comprise corporate income tax (IRPJ) and social contribution on net income (CSLL). Brazilian statutory corporate tax rates are 25% and 9%, respectively.

	Property, Plant and Equipment
	Exploration and decommissioning costs	Others (*)	Loans, trade and other receivables / payables and financing	Finance leases	Provision for legal proceedings	Tax losses	Inventories	Employee Benefits	Others	Total
Balance at January 1, 2017	(11,205)	937	3,512	(90)	1,128	6,040	429	3,009	284	4,044

Recognized in the statement of income for the year	363	(1,292)	(1,099)	(64)	1,134	278	130	(4)	139	(415)
Recognized in shareholders’ equity (**)	—	—	(887)	—	—	(69)	—	(273)	9	(1,220)
Cumulative translation adjustment	150	45	34	4	(40)	(67)	(6)	(34)	(11)	75
Use of tax credits	—	—	—	—	—	(271)	—	—	—	(271)
Others	—	(188)	(16)	20	(21)	120	16	(10)	108	29

Balance at December 31, 2017	(10,692)	(498)	1,544	(130)	2,201	6,031	569	2,688	529	2,242

Initial application of IFRS9	—	—	147	—	—	—	—	—	—	147

Balance at January1,2018	(10,692)	(498)	1,691	(130)	2,201	6,031	569	2,688	529	2,389

Recognized in the statement of income for the period	1,450	(1,018)	(929)	(49)	173	267	(87)	197	(346)	(342)
Recognized in shareholders’ equity (**)	—	—	2,453	—	—	—	—	—	—	2,453
Cumulative translation adjustment	1,355	208	(273)	28	(329)	(651)	(65)	(408)	(36)	(171)
Use of tax credits	—	—	—	—	—	(694)	—	—	(17)	(711)
Others	—	(10)	5	(21)	2	11	—	10	7	4

Balance at June 30, 2018	(7,887)	(1,318)	2,947	(172)	2,047	4,964	417	2,487	137	3,622

Deferred tax assets										3,438
Deferred tax liabilities										(1,196)

Balance at December 31, 2017										2,242

Deferred tax assets										4,047
Deferred tax liabilities										(425)

Balance at June 30, 2018										3,622

(*)	Mainly includes impairment adjustments and capitalized borrowing costs.
(**)

The amounts presented as Loans, trade and other receivables/payables and financing, relate to the tax effect on exchange rate variation recognized within other comprehensive income (cash flow hedge accounting) as set out note 30.2.

The increase in deferred tax assets in the first half of 2018 is mainly attributable to foreign exchange effects over the Company’s finance debt.

The Company recognizes the deferred tax assets based on projections of future taxable profits in a ten-year perspective supported by the Business and Management Plan, which is revised annually.

19.6.	Reconciliation between statutory tax rate and effective tax expense rate

The following table provides the reconciliation of Brazilian statutory tax rate to the Company’s effective rate on income before income taxes:

	2018		2017
	Apr-Jun	Jan-Jun	Apr-Jun	Jan-Jun
Net income before income taxes	3,974	7,389	2,102	4,370
Nominal income taxes computed based on Brazilian statutory corporate tax rates (34%)	(1,351)	(2,512)	(715)	(1,485)
Adjustments to arrive at the effective tax rate:
• Tax benefits from the deduction of interest on capital distribution	62	62	—	—
• Different jurisdictional tax rates for companies abroad	213	258	248	259
• Brazilian income taxes on income of companies incorporated outside Brazil (*)	(54)	(79)	(15)	(22)
• Tax incentives	16	39	45	88
• Tax loss carryforwards (unrecognized tax losses)	(94)	(105)	(98)	(38)
• Non-taxable income (non-deductible expenses), net (**)	(71)	(151)	(223)	(302)
• Tax settlement programs (***)	—	—	(1,346)	(1,346)
• Others	(7)	(17)	90	95

Income taxes expense	(1,286)	(2,505)	(2,014)	(2,751)

Deferred income taxes	(147)	(342)	(1,214)	(1,689)
Current income taxes	(1,139)	(2,163)	(800)	(1,062)

Total	(1,286)	(2,505)	(2,014)	(2,751)

Effective tax rate of income taxes	32.4%	33.9%	95.8%	63.0%

(*)	It relates to Brazilian income taxes on earnings of offshore investees, as established by Law No. 12,973/2014.
(**)	It includes results in equity-accounted investments and expenses relating to health care plan.
(***)	Income taxes in the scope of PRT and PERT and reversals of losses carry forwards from 2012 to 2017.